Interest-bearing Financial Liabilities - Summary of Interest-bearing Financial Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 28 and 29)	₱ 241,075	₱ 205,195
Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 28 and 29)	11,482	17,570
Borrowings	₱ 252,557	₱ 222,765